UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08603

Name of Fund: BlackRock Debt Strategies Fund, Inc. (DSU)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Debt Strategies Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2017

Date of reporting period: 05/31/2016

Item 1 – Schedule of Investments

Consolidated Schedule of Investments May 31, 2016 (Unaudited)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Chemicals — 0.0%
GEO Specialty Chemicals, Inc. (a)(b)		481,806	$24,090
GEO Specialty Chemicals, Inc. (a)		557,488	27,875
LyondellBasell Industries NV, Class A		26	2,115

			54,080
Diversified Financial Services — 0.0%
Kcad Holdings I Ltd. (a)		1,075,282,733	10,753
Diversified Telecommunication Services — 0.0%
Broadview Networks Holdings, Inc. (a)		5,037	7,807
Health Care Management Services — 0.0%
New Millennium HoldCo, Inc. (a)(c)		10,718	41,532
Media — 0.0%
Adelphia Communications Corp., Class A (a)		400,000	2,000
Adelphia Recovery Trust (a)		396,568	833

			2,833
Oil, Gas & Consumable Fuels — 0.0%
Denbury Resources, Inc. (a)		37,600	144,008
Southcross Holdings LP (a)		94	29,610
Vantage Drilling International (a)		331	—

			173,618
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp. (a)		1,707	29,924
Total Common Stocks — 0.0%			320,547

Asset-Backed Securities		Par (000)
ACAS CLO Ltd., Series 2015-1A, Class D, 4.28%, 4/18/27 (b)(d)	USD	280	255,953
Adirondack Park CLO Ltd., Series 2013-1A, Class D, 4.28%, 4/15/24 (b)(d)		350	320,391
ALM Loan Funding, Series 2013-7RA (b)(d):
Class C, 4.09%, 4/24/24		605	577,077
Class D, 5.64%, 4/24/24		1,150	1,080,380
ALM VII R-2, Ltd., Series 2013-7R2A, Class C, 4.09%, 4/24/24 (b)(d)		250	238,460
ALM XIV Ltd., Series 2014-14A, Class C, 4.08%, 7/28/26 (b)(d)		463	427,185

Asset-Backed Securities		Par (000)	Value
Anchorage Capital CLO Ltd., Series 2015-6A, Class E1, 5.53%, 4/15/27 (b)(d)	USD	750	$596,363
Apidos CDO, Series 2015-21A, Class C, 4.18%, 7/18/27 (b)(d)		250	225,262
Atlas Senior Loan Fund Ltd. (b)(d):
Series 2012-1A, Class B2L, 6.88%, 8/15/24		340	316,421
Series 2014-6A, Class D, 4.33%, 10/15/26		1,240	1,100,140
Atrium CDO Corp., Series 9A, Class D, 4.17%, 2/28/24 (b)(d)		1,300	1,217,262
BlueMountain CLO Ltd., Class E (b)(d):
Series 2014-4A, 5.97%, 11/30/26		250	200,713
Series 2015-2A, 5.98%, 7/18/27		250	201,098
Carlyle Global Market Strategies CLO Ltd. (b)(d):
Series 2012-4A, Class D, 5.13%, 1/20/25		900	880,939
Series 2013-1A, Class C, 4.63%, 2/14/25		250	237,967
Series 2015-2A, Class C, 4.38%, 4/27/27		250	227,563
Series 2015-2A, Class D, 5.93%, 4/27/27		1,000	855,390
CFIP CLO Ltd., Series 2013-1A, Class D, 4.38%, 4/20/24 (b)(d)		1,500	1,317,343
CIFC Funding Ltd., Series 2014-3A, Class D, 4.04%, 7/22/26 (b)(d)		250	222,064
Highbridge Loan Management Ltd., Series 6A-2015 (b)(d):
Class D, 4.28%, 5/05/27		300	277,050
Class E1, 6.08%, 5/05/27		1,250	1,017,880
Madison Park Funding IX Ltd., Series 2012-9AR, Class DR, 4.48%, 8/15/22 (b)(d)		655	622,505
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 4.14%, 10/23/25 (b)(d)		555	493,454
Neuberger Berman CLO XVI, Ltd., Series 2014-16A, Class D, 3.98%, 4/15/26 (b)(d)		250	226,275
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class C, 4.38%, 11/14/25 (b)(d)		1,000	887,701
OZLM Funding Ltd., Series 2012-2A, Class C, 4.99%, 10/30/23 (b)(d)		500	483,252
OZLM IX Ltd., Series 2014-9A, Class C, 4.23%, 1/20/27 (b)(d)		750	665,361

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2016	1

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Asset-Backed Securities	Par (000)		Value
OZLM VII Ltd., Series 2014-7A, Class C, 4.23%, 7/17/26 (b)(d)	USD	500	$441,736
OZLM XII Ltd., Series 2015-12A, Class C, 4.34%, 4/30/27 (b)(d)		340	300,424
Regatta Funding LP, Series 2013-2A, Class C, 4.63%, 1/15/25 (b)(d)		750	710,112
Sound Point CLO IV Ltd., Series 2013-3A, Class D, 4.13%, 1/21/26 (b)(d)		500	446,787
Stewart Park CLO Ltd., Series 2015-1A, Class E, 6.08%, 4/15/26 (b)(d)		500	412,743
TICP CLO I Ltd., Series 2015-1A, Class D, 4.18%, 7/20/27 (b)(d)		250	217,547
Venture XI CLO Ltd., Series 2012-11AR, Class DR, 4.58%, 11/14/22 (b)(d)		250	232,291
Venture XII CLO Ltd., Series 2012-12A, Class D, 4.32%, 2/28/24 (b)(d)		250	229,108
Venture XX CLO Ltd., Series 2015-20A, Class D, 4.48%, 4/15/27 (b)(d)		250	225,137
Venture XXI CLO Ltd., Series 2015-21A, Class D, 4.23%, 7/15/27 (b)(d)		500	452,614
Voya CLO Ltd., Series 2012-2AR, Class ER, 6.63%, 10/15/22 (b)(d)		1,250	1,157,025
Webster Park CLO Ltd., Series 2015-1A (b)(d):
Class B1, 3.61%, 1/20/27		500	499,980
Class C, 4.56%, 1/20/27		500	487,645
Total Asset-Backed Securities — 2.8%			20,984,598

Corporate Bonds
Aerospace & Defense — 0.7%
Accudyne Industries Borrower/Accudyne Industries LLC, 7.75%, 12/15/20 (b)		167	138,610
Bombardier, Inc. (b):
6.00%, 10/15/22		55	47,025
7.50%, 3/15/25		883	777,040
Huntington Ingalls Industries, Inc., 5.00%, 12/15/21 (b)		307	323,118
KLX, Inc., 5.88%, 12/01/22 (b)		480	472,800
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (b)		100	109,250

Corporate Bonds	Par (000)		Value
Aerospace & Defense (continued)
TransDigm, Inc.:
6.00%, 7/15/22	USD	2,095	$2,131,662
6.50%, 7/15/24		461	470,220
6.38%, 6/15/26 (b)(e)		682	682,853

			5,152,578
Air Freight & Logistics — 0.2%
XPO Logistics, Inc.:
5.75%, 6/15/21	EUR	100	107,450
6.50%, 6/15/22 (b)	USD	1,520	1,459,200

			1,566,650
Airlines — 1.4%
Air Canada Pass-Through Trust, Series 2013-1, Class C, 6.63%, 5/15/18 (b)		712	732,470
American Airlines Group, Inc., 4.63%, 3/01/20 (b)		542	525,740
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (b)		3,153	3,200,453
Continental Airlines Pass-Through Trust, Series 2012-3, Class C, 6.13%, 4/29/18		2,390	2,509,500
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 6/17/18		220	228,716
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.38%, 5/15/23		2,108	2,168,058
Virgin Australia Trust, Series 2013-1, Class C, 7.13%, 10/23/18 (b)		744	743,770

			10,108,707
Auto Components — 1.3%
CNH Industrial Finance Europe SA, 2.88%, 5/17/23	EUR	175	192,523
Dakar Finance SA, (9.75% Cash PIK), 9.00%, 11/15/20 (f)		100	110,709
Dana Holding Corp., 6.75%, 2/15/21	USD	180	186,300
Fiat Chrysler Finance Europe:
4.75%, 3/22/21	EUR	100	120,622
4.75%, 7/15/22		100	121,742
Goodyear Tire & Rubber Co., 6.50%, 3/01/21	USD	651	682,736
The Goodyear Tire & Rubber Co., 5.00%, 5/31/26		133	134,496
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.88%, 3/15/19		4,609	4,453,446

2	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds		Par (000)	Value
Auto Components (continued)
Jaguar Land Rover Automotive PLC:
5.00%, 2/15/22	GBP	100	$149,904
5.63%, 2/01/23 (b)	USD	425	446,781
Schaeffler Holding Finance BV (f):
(5.75% Cash or 6.50% PIK), 5.75%, 11/15/21	EUR	87	103,654
(6.25% Cash), 6.25%, 11/15/19 (b)	USD	738	771,210
(6.75% Cash), 6.75%, 11/15/22 (b)		2,121	2,338,518
(6.88% Cash), 6.88%, 8/15/18	EUR	101	115,604
Venture Holdings Co. LLC (a)(c):
12.00%, 7/01/49	USD	5,150	1
Series B, 9.50%, 7/01/05		5,125	1

			9,928,247
Banks — 0.9%
Allied Irish Banks PLC, 4.13%, 11/26/25 (d)	EUR	100	105,980
Banco de Sabadell SA, 5.63%, 5/06/26		100	112,925
Banco Espirito Santo SA (a)(c):
2.63%, 5/08/17		100	24,478
4.75%, 1/15/18		200	48,957
4.00%, 1/21/19		100	24,478
Bankia SA, 4.00%, 5/22/24 (d)		300	325,395
CIT Group, Inc.:
5.00%, 5/15/17	USD	950	966,331
5.25%, 3/15/18		1,434	1,480,605
6.63%, 4/01/18 (b)		295	311,134
5.50%, 2/15/19 (b)		3,099	3,238,455
5.00%, 8/01/23		130	132,600
Commerzbank AG, 7.75%, 3/16/21	EUR	100	134,696
Ibercaja Banco SA, 5.00%, 7/28/25 (d)		100	105,312
Lloyds Bank PLC, 11.88%, 12/16/21 (d)		12	14,153

			7,025,499
Beverages — 0.0%
Constellation Brands, Inc., 7.25%, 5/15/17	USD	87	91,459
Horizon Holdings I SASU, 7.25%, 8/01/23	EUR	100	119,031

			210,490
Building Materials — 0.0%
HeidelbergCement AG, 2.25%, 3/30/23		75	85,222

Corporate Bonds		Par (000)	Value
Building Products — 1.0%
American Builders & Contractors Supply Co., Inc. (b):
5.63%, 4/15/21	USD	210	$217,875
5.75%, 12/15/23		415	431,600
Building Materials Corp. of America, 6.00%, 10/15/25 (b)		1,174	1,247,375
CPG Merger Sub LLC, 8.00%, 10/01/21 (b)		740	699,300
Masonite International Corp., 5.63%, 3/15/23 (b)		579	605,055
Ply Gem Industries, Inc., 6.50%, 2/01/22		1,275	1,268,625
Standard Industries, Inc. (b):
5.13%, 2/15/21		274	284,275
5.50%, 2/15/23		453	466,590
USG Corp.:
9.75%, 1/15/18		980	1,095,415
5.88%, 11/01/21 (b)		1,233	1,293,873

			7,609,983
Capital Markets — 0.5%
American Capital Ltd., 6.50%, 9/15/18 (b)		1,070	1,091,400
Blackstone CQP Holdco LP, 9.30%, 3/19/19		1,420	1,416,411
E*Trade Financial Corp.:
5.38%, 11/15/22		773	807,785
Series A, 0.00%, 8/31/19 (g)(h)		100	267,569

			3,583,165
Chemicals — 1.7%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding BV, 7.38%, 5/01/21 (b)		151	159,954
The Chemours Co.:
6.63%, 5/15/23		245	219,888
7.00%, 5/15/25		548	480,528
GEO Specialty Chemicals, Inc., 7.50%, 10/30/18 (h)		6,272	6,473,810
Huntsman International LLC:
5.13%, 4/15/21	EUR	100	114,547
5.13%, 11/15/22	USD	1,931	1,945,482
Ineos Finance PLC, 4.00%, 5/01/23	EUR	100	108,736
Inovyn Finance PLC, 6.25%, 5/15/21		100	115,298
Platform Specialty Products Corp. (b):
10.38%, 5/01/21	USD	156	159,120
6.50%, 2/01/22		2,712	2,408,595
PQ Corp., 6.75%, 11/15/22 (b)		617	643,222

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2016	3

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds	Par (000)		Value
Chemicals (continued)
WR Grace & Co-Conn, 5.13%, 10/01/21 (b)	USD	118	$122,351

			12,951,531
Commercial Services & Supplies — 1.0%
ADT Corp.:
3.50%, 7/15/22		765	701,887
4.13%, 6/15/23		295	274,350
4.88%, 7/15/42		55	43,863
ARAMARK Corp., 5.75%, 3/15/20		165	170,259
Aramark Services, Inc., 5.13%, 1/15/24 (b)		383	397,363
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 3.42%, 12/01/17 (d)		190	190,712
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (b)		200	190,000
Mobile Mini, Inc., 7.88%, 12/01/20		1,110	1,154,400
Modular Space Corp., 10.25%, 1/31/19 (b)		1,955	992,162
Silk Bidco AS, 7.50%, 2/01/22	EUR	150	171,904
United Rentals North America, Inc.:
7.38%, 5/15/20	USD	203	211,120
7.63%, 4/15/22		2,393	2,545,554
5.75%, 11/15/24		165	165,413
Verisure Holding AB, 6.00%, 11/01/22	EUR	125	149,165

			7,358,152
Communications Equipment — 1.1%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	USD	2,215	2,347,900
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (b)		944	960,520
CommScope, Inc. (b):
4.38%, 6/15/20		574	591,220
5.50%, 6/15/24		272	274,040
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 4/01/23		3,310	3,401,025
6.38%, 5/15/25		518	538,720

			8,113,425
Computer Technology — 0.1%
Western Digital Corp., 7.38%, 4/01/23 (b)		391	406,640
Construction & Engineering — 0.7%
AECOM Co.:
5.75%, 10/15/22		1,045	1,078,962
5.88%, 10/15/24		688	712,080

Corporate Bonds	Par (000)		Value
Construction & Engineering (continued)
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (b)	USD	1,905	$1,609,725
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)		1,625	1,641,250
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23		350	325,500

			5,367,517
Construction Materials — 1.0%
Allegion US Holding Co., Inc., 5.75%, 10/01/21		117	122,558
HD Supply, Inc.:
7.50%, 7/15/20		2,485	2,621,675
5.25%, 12/15/21 (b)		2,410	2,536,525
5.75%, 4/15/24 (b)		1,345	1,398,800
LKQ Italia Bondco SpA, 3.88%, 4/01/24	EUR	100	115,298
PulteGroup, Inc., 5.50%, 3/01/26	USD	446	454,644
Rexel SA, 3.50%, 6/15/23	EUR	130	147,537

			7,397,037
Consumer Finance — 1.0%
Ally Financial, Inc.:
6.25%, 12/01/17	USD	30	31,200
5.13%, 9/30/24		1,207	1,244,719
4.63%, 3/30/25		216	215,460
8.00%, 11/01/31		4,871	5,723,425
Navient Corp.:
5.50%, 1/25/23		45	38,700
6.13%, 3/25/24		237	208,782
5.88%, 10/25/24		258	220,590

			7,682,876
Containers & Packaging — 1.3%
Ardagh Packaging Finance PLC, 9.13%, 10/15/20 (b)		600	628,800
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
3.65%, 12/15/19 (b)(d)		1,620	1,624,050
6.75%, 1/31/21 (b)		415	418,112
3.88%, 5/15/21 (b)(d)		319	319,797
4.25%, 1/15/22	EUR	170	192,697
6.75%, 5/15/24		125	141,168
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (b):
6.25%, 1/31/19	USD	403	408,037
4.63%, 5/15/23		559	556,205
7.25%, 5/15/24		1,070	1,091,400
Ball Corp.:
4.38%, 12/15/20		665	694,925
5.00%, 3/15/22		313	327,085

4	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds		Par (000)	Value
Containers & Packaging (continued)
Ball Corp. (continued):
4.38%, 12/15/23	EUR	100	$120,272
Beverage Packaging Holdings Luxembourg II SA (b):
5.63%, 12/15/16	USD	170	169,788
6.00%, 6/15/17		557	557,000
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23		1,075	1,087,094
Crown European Holdings SA, 4.00%, 7/15/22	EUR	220	263,754
JH-Holding Finance SA, (8.25% Cash), 8.25%, 12/01/22 (f)		100	118,564
Sappi Papier Holding GmbH, 4.00%, 4/01/23		100	113,490
Sealed Air Corp.:
6.50%, 12/01/20 (b)	USD	120	136,800
4.50%, 9/15/23	EUR	100	117,861
5.13%, 12/01/24 (b)	USD	209	214,748
6.88%, 7/15/33 (b)		73	76,650
SGD Group SAS, 5.63%, 5/15/19	EUR	100	114,603
Smurfit Kappa Acquisitions, 4.88%, 9/15/18 (b)	USD	200	209,500

			9,702,400
Diversified Consumer Services — 0.2%
APX Group, Inc., 6.38%, 12/01/19		88	87,120
Laureate Education, Inc., 9.25%, 9/01/19 (b)		427	392,840
Prime Security One MS, Inc., 4.88%, 7/15/32 (b)		20	15,622
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (b)		665	693,262
Service Corp. International, 4.50%, 11/15/20		307	315,059

			1,503,903
Diversified Financial Services — 1.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.63%, 10/30/20		572	592,020
5.00%, 10/01/21		860	900,850
4.63%, 7/01/22		725	743,125
Aircastle Ltd.:
5.13%, 3/15/21		80	84,400
5.50%, 2/15/22		400	422,000
5.00%, 4/01/23		396	404,910
Bank of America Corp.:
6.50%, 8/01/16		410	413,599
5.63%, 10/14/16		100	101,701

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
Deutsche Bank AG, 4.50%, 5/19/26	EUR	100	$110,504
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	100	146,486
HSH Nordbank AG, 0.58%, 2/14/17 (d)	EUR	129	133,510
International Lease Finance Corp.:
5.88%, 4/01/19	USD	320	342,000
8.25%, 12/15/20		150	176,437
4.63%, 4/15/21		169	174,493
5.88%, 8/15/22		655	714,769
Jefferies Finance LLC/JFIN Co-Issuer Corp. (b):
7.38%, 4/01/20		625	587,500
6.88%, 4/15/22		516	454,080
MSCI, Inc., 5.75%, 8/15/25 (b)		245	257,862
ProGroup AG, 5.13%, 5/01/22	EUR	130	153,699
Reynolds Group Issuer, Inc.:
8.50%, 5/15/18	USD	257	257,642
9.88%, 8/15/19		308	319,935
5.75%, 10/15/20		3,099	3,195,844
6.88%, 2/15/21		266	275,975
8.25%, 2/15/21		460	477,848
UniCredit SpA:
6.95%, 10/31/22	EUR	100	128,436
5.75%, 10/28/25 (d)		100	118,699
4.38%, 1/03/27 (d)(e)		100	111,165

			11,799,489
Diversified Telecommunication Services — 1.8%
CenturyLink, Inc., 6.45%, 6/15/21	USD	1,393	1,413,895
Frontier Communications Corp.:
6.25%, 9/15/21		505	470,913
7.13%, 1/15/23		235	209,738
7.63%, 4/15/24		1,641	1,448,182
6.88%, 1/15/25		1,565	1,302,862
Level 3 Financing, Inc.:
4.41%, 1/15/18 (d)		646	651,653
5.38%, 8/15/22		2,031	2,061,465
5.13%, 5/01/23		1,120	1,125,600
5.38%, 1/15/24		712	724,602
5.38%, 5/01/25		1,388	1,412,568
5.25%, 3/15/26 (b)		371	370,073
SoftBank Group Corp., 4.75%, 7/30/25	EUR	129	153,751
Telecom Italia Capital SA, 7.20%, 7/18/36	USD	280	286,160
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	100	149,507
Telecom Italia SpA:
6.38%, 6/24/19	GBP	200	318,412

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2016	5

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services (continued)
Telecom Italia SpA (continued):
3.25%, 1/16/23	EUR	150	$176,076
5.88%, 5/19/23	GBP	300	477,086
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22	EUR	319	383,437
6.75%, 8/15/24		322	400,399

			13,536,379
Electrical Equipment — 0.0%
Belden, Inc., 5.50%, 4/15/23		109	123,886
Electronic Equipment, Instruments & Components — 0.5%
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22	USD	500	525,000
5.00%, 9/01/23		326	327,630
5.50%, 12/01/24		2,446	2,513,265

			3,365,895
Energy Equipment & Services — 0.6%
Ensco PLC:
4.70%, 3/15/21		145	113,825
4.50%, 10/01/24		548	342,500
5.20%, 3/15/25		582	386,739
Gates Global LLC / Gates Global Co., 6.00%, 7/15/22 (b)		419	367,568
Gates Global LLC/Gates Global Co., 5.75%, 7/15/22	EUR	200	187,464
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21	USD	103	95,790
6.75%, 8/01/22		557	529,150
GrafTech International Ltd., 6.38%, 11/15/20		150	99,750
Noble Holding International Ltd.:
4.63%, 3/01/21		70	52,850
6.95%, 4/01/25		185	135,512
Transocean, Inc.:
3.75%, 10/15/17		354	344,265
6.00%, 3/15/18		1,094	1,061,180
7.38%, 4/15/18		90	87,638
6.50%, 11/15/20		220	169,950
8.13%, 12/15/21		315	232,312
5.05%, 10/15/22		110	69,300

			4,275,793
Environmental, Maintenance, & Security Service — 0.0%
Befesa Zinc SAU Via Zinc Capital SA, 8.88%, 5/15/18	EUR	100	111,265

Corporate Bonds	Par (000)		Value
Food & Staples Retailing — 1.1%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.63%, 6/15/24 (b)	USD	528	$540,540
Casino Guichard Perrachon SA:
3.31%, 1/25/23	EUR	100	117,482
3.25%, 3/07/24		200	230,623
2.33%, 2/07/25		100	108,019
Dollar Tree, Inc. (b):
5.25%, 3/01/20	USD	129	134,482
5.75%, 3/01/23		4,048	4,275,700
Rite Aid Corp.:
9.25%, 3/15/20		435	458,925
6.75%, 6/15/21		32	33,680
6.13%, 4/01/23 (b)		1,954	2,066,355
Tesco PLC, 5.00%, 3/24/23	GBP	100	150,245

			8,116,051
Food Products — 0.5%
Acosta, Inc., 7.75%, 10/01/22 (b)	USD	685	661,025
Pinnacle Foods Finance Corp., 5.88%, 1/15/24 (b)		127	133,350
Post Holdings, Inc. (b):
7.75%, 3/15/24		837	909,191
8.00%, 7/15/25		508	563,880
Smithfield Foods, Inc.:
5.88%, 8/01/21 (b)		257	267,923
6.63%, 8/15/22		849	891,450
TreeHouse Foods, Inc., 6.00%, 2/15/24 (b)		274	288,385
WhiteWave Foods Co., 5.38%, 10/01/22		239	255,431

			3,970,635
Health Care Equipment & Supplies — 0.8%
Crimson Merger Sub, Inc., 6.63%, 5/15/22 (b)		595	485,669
DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (b)		1,872	1,680,120
Fresenius Medical Care US Finance, Inc., 5.75%, 2/15/21 (b)		1,495	1,659,450
Kinetic Concepts, Inc./KCI USA, Inc., 7.88%, 2/15/21 (b)		191	204,901
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (b):
4.88%, 4/15/20		350	339,500
5.75%, 8/01/22		990	935,550
5.63%, 10/15/23		401	376,940

			5,682,130

6	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds	Par (000)		Value
Health Care Providers & Services — 4.0%
Acadia Healthcare Co., Inc.:
5.13%, 7/01/22	USD	872	$876,360
6.50%, 3/01/24 (b)		122	126,609
Alere, Inc., 6.38%, 7/01/23 (b)		406	423,409
Amsurg Corp., 5.63%, 7/15/22		2,072	2,103,080
Centene Escrow Corp. (b):
5.63%, 2/15/21		716	744,640
6.13%, 2/15/24		423	445,474
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		156	158,903
6.88%, 2/01/22		1,069	918,688
DaVita HealthCare Partners, Inc.:
5.13%, 7/15/24		2,295	2,325,982
5.00%, 5/01/25		1,084	1,074,515
ExamWorks Group, Inc., 5.63%, 4/15/23		288	308,880
HCA Holdings, Inc., 6.25%, 2/15/21		510	545,700
HCA, Inc.:
3.75%, 3/15/19		1,048	1,079,440
6.50%, 2/15/20		1,744	1,918,400
7.50%, 2/15/22		1,055	1,196,106
5.88%, 3/15/22		1,148	1,239,840
4.75%, 5/01/23		1,898	1,935,960
5.00%, 3/15/24		450	461,813
5.38%, 2/01/25		653	662,795
5.88%, 2/15/26		852	881,820
5.25%, 6/15/26		219	225,023
HealthSouth Corp., 5.75%, 11/01/24		239	242,286
Hologic, Inc., 5.25%, 7/15/22 (b)		515	538,819
MEDNAX, Inc., 5.25%, 12/01/23 (b)		574	587,277
MPH Acquisition Holdings LLC, 7.13%, 6/01/24 (b)(e)		548	563,070
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (b)		734	755,565
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (b)		128	130,240
Surgery Center Holdings, Inc., 8.88%, 4/15/21 (b)		146	146,730
Tenet Healthcare Corp.:
6.25%, 11/01/18		607	641,902
4.75%, 6/01/20		1,190	1,217,519
4.15%, 6/15/20 (b)(d)		989	984,055
6.00%, 10/01/20		2,918	3,071,195
4.50%, 4/01/21		24	24,150
6.75%, 6/15/23		1,355	1,273,700

			29,829,945

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure — 2.1%
Boyd Gaming Corp., 6.88%, 5/15/23	USD	758	$794,763
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Property, 8.00%, 10/01/20		300	302,250
Carlson Travel Holdings, Inc., (7.50% Cash or 8.25% PIK), 7.50%, 8/15/19 (b)(f)		204	197,370
Cirsa Funding Luxembourg SA, 5.88%, 5/15/23	EUR	175	198,803
ESH Hospitality, Inc., 5.25%, 5/01/25 (b)	USD	1,302	1,262,940
Gala Electric Casinos PLC, 11.50%, 6/01/19	GBP	64	95,762
GLP Capital LP / GLP Financing II, Inc., 4.38%, 4/15/21	USD	97	99,425
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18		391	403,708
International Game Technology PLC, 6.25%, 2/15/22 (b)		200	203,500
MGM Resorts International:
8.63%, 2/01/19		474	536,805
5.25%, 3/31/20		1,261	1,305,135
6.75%, 10/01/20		371	403,648
6.63%, 12/15/21		1,352	1,458,470
6.00%, 3/15/23		257	268,565
MGP Escrow Issuer LLC/MGP Escrow Co-Issuer, Inc., 5.63%, 5/01/24 (b)		1,946	2,043,300
New Red Finance, Inc., 6.00%, 4/01/22 (b)		1,055	1,093,244
Pinnacle Entertainment, Inc., 5.63%, 5/01/24 (b)		139	135,873
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	100	116,292
Sabre GLBL, Inc., 5.25%, 11/15/23 (b)	USD	221	225,696
Scientific Games International, Inc.:
7.00%, 1/01/22 (b)		188	189,880
10.00%, 12/01/22		127	102,870
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)		842	871,992
Snai SpA, 7.63%, 6/15/18	EUR	245	284,866
Station Casinos LLC, 7.50%, 3/01/21	USD	1,938	2,039,745
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/16 (a)(c)		800	—
Unique Pub Finance Co. PLC:
Series A4, 5.66%, 6/30/27	GBP	395	562,993

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2016	7

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Unique Pub Finance Co. PLC (continued):
Series N, 6.46%, 3/30/32	GBP	200	$245,069
Vougeot Bidco PLC, 7.88%, 7/15/20		147	222,510

			15,665,474
Household Durables — 0.8%
Beazer Homes USA, Inc., 6.63%, 4/15/18	USD	935	953,952
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (b)		285	271,463
CalAtlantic Group Inc., 8.38%, 1/15/21		1,735	2,034,287
Lennar Corp.:
4.75%, 11/15/22		110	109,175
4.88%, 12/15/23		265	261,688
Meritage Homes Corp., 4.50%, 3/01/18		589	600,780
Ryland Group, Inc., 6.63%, 5/01/20		130	143,325
Standard Pacific Corp., 10.75%, 9/15/16		565	579,125
TRI Pointe Group, Inc., 4.88%, 7/01/21		525	525,656
TRI Pointe Holdings, Inc., 4.38%, 6/15/19		435	435,000

			5,914,451
Household Products — 0.4%
Spectrum Brands, Inc.:
6.38%, 11/15/20		315	330,356
6.63%, 11/15/22		1,810	1,928,791
5.75%, 7/15/25		462	482,790

			2,741,937
Independent Power and Renewable Electricity Producers — 1.0%
AES Corp.:
7.38%, 7/01/21		559	637,260
5.50%, 3/15/24		981	990,504
6.00%, 5/15/26		201	203,764
Calpine Corp.:
5.38%, 1/15/23		768	750,480
5.50%, 2/01/24		531	513,577
Dynegy, Inc.:
6.75%, 11/01/19		665	666,662
7.38%, 11/01/22		231	222,915
NRG Energy, Inc.:
7.88%, 5/15/21		533	552,987
7.25%, 5/15/26 (b)		920	917,700
NRG Yield Operating LLC, 5.38%, 8/15/24		195	187,688

Corporate Bonds		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
QEP Resources, Inc., 5.38%, 10/01/22	USD	1,739	$1,617,270

			7,260,807
Insurance — 0.3%
HUB International Ltd. (b):
9.25%, 2/15/21		367	381,680
7.88%, 10/01/21		674	660,520
Pension Insurance Corp. PLC, 6.50%, 7/03/24	GBP	150	201,096
Trader Corp., 9.88%, 8/15/18 (b)	USD	725	750,375

			1,993,671
Internet Software & Services — 0.2%
Equinix, Inc., 5.88%, 1/15/26		997	1,039,373
IAC/InterActiveCorp, 4.88%, 11/30/18		663	678,746

			1,718,119
IT Services — 1.9%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)		795	796,988
First Data Corp. (b):
5.38%, 8/15/23		1,561	1,600,025
7.00%, 12/01/23		5,077	5,146,809
5.00%, 1/15/24		1,176	1,175,259
5.75%, 1/15/24		4,611	4,611,000
Millennium Corp., 0.00%		2,240	—
WEX, Inc., 4.75%, 2/01/23 (b)		601	552,920

			13,883,001
Machinery — 0.1%
Gardner Denver, Inc., 6.88%, 8/15/21 (b)		380	325,850
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 5/01/22	EUR	100	115,159

			441,009
Media — 8.0%
Adria Bidco BV, 7.88%, 11/15/20		200	236,160
Altice Financing SA:
6.50%, 1/15/22 (b)	USD	1,260	1,282,050
5.25%, 2/15/23	EUR	200	229,484
7.50%, 5/15/26 (b)	USD	463	461,843
Altice Luxembourg SA:
7.25%, 5/15/22	EUR	202	228,689
7.75%, 5/15/22 (b)	USD	1,110	1,137,056
7.63%, 2/15/25 (b)		766	756,425
Altice SA, 6.25%, 2/15/25	EUR	101	105,354
Altice US Finance I Corp. (b):
5.38%, 7/15/23	USD	2,707	2,755,401
5.50%, 5/15/26		637	649,740

8	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds		Par (000)	Value
Media (continued)
Altice US Finance II Corp., 7.75%, 7/15/25 (b)	USD	1,569	$1,627,837
AMC Networks, Inc.:
4.75%, 12/15/22		156	156,000
5.00%, 4/01/24		395	395,988
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.13%, 2/15/23		380	386,650
5.88%, 4/01/24 (b)		979	1,020,607
5.75%, 2/15/26 (b)		428	438,700
5.50%, 5/01/26 (b)		774	781,740
5.88%, 5/01/27 (b)		155	158,681
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20		669	—
Cequel Communications Escrow 1 LLC/Cequel Capital Corp., 6.38%, 9/15/20 (b)		420	427,564
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (b)		1,185	1,130,916
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 7/23/25 (b)		1,300	1,390,510
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22		5,710	5,691,450
Series B, 7.63%, 3/15/20		1,364	1,309,440
Columbus International, Inc., 7.38%, 3/30/21 (b)		850	891,013
CSC Holdings LLC, 5.25%, 6/01/24		705	634,500
DISH DBS Corp.:
4.25%, 4/01/18		1,460	1,496,500
5.88%, 11/15/24		1,503	1,391,042
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (b)		198	210,128
Gray Television, Inc., 7.50%, 10/01/20		422	442,573
iHeartCommunications, Inc.:
9.00%, 12/15/19		450	353,250
9.00%, 3/01/21		160	119,400
9.00%, 9/15/22		930	685,875
Intelsat Jackson Holdings SA:
7.25%, 10/15/20		1,445	1,007,887
6.63%, 12/15/22		710	477,475
5.50%, 8/01/23		1,467	942,547
8.00%, 2/15/24 (b)		1,348	1,373,275
Lamar Media Corp., 5.75%, 2/01/26 (b)		145	152,613
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (b)		232	243,394

Corporate Bonds		Par (000)	Value
Media (continued)
MDC Partners, Inc., 6.50%, 5/01/24 (b)	USD	784	$758,520
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (b)		265	274,275
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)		538	548,760
Neptune Finco Corp. (b):
10.13%, 1/15/23		712	797,440
6.63%, 10/15/25		1,298	1,386,277
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (b)		410	419,225
Numericable Group SA:
6.00%, 5/15/22 (b)		1,192	1,186,636
5.63%, 5/15/24	EUR	195	225,103
7.38%, 5/01/26 (b)	USD	4,095	4,130,831
Numericable-SFR SA, 5.63%, 5/15/24	EUR	100	115,437
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22	USD	130	132,113
5.63%, 2/15/24		242	250,470
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (b)		485	499,550
Sirius XM Radio, Inc. (b):
4.25%, 5/15/20		141	143,644
5.75%, 8/01/21		464	485,460
4.63%, 5/15/23		60	58,950
Sterling Entertainment Corp., 9.75%, 12/15/19		1,300	1,287,000
TEGNA, Inc.:
5.13%, 10/15/19		215	221,450
4.88%, 9/15/21 (b)		466	475,320
5.50%, 9/15/24 (b)		289	298,393
Tribune Media Co., 5.88%, 7/15/22		873	881,730
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.50%, 1/15/23 (b)		1,270	1,309,687
4.00%, 1/15/25	EUR	198	224,380
3.50%, 1/15/27		200	215,387
Univision Communications, Inc. (b):
8.50%, 5/15/21	USD	893	933,185
5.13%, 5/15/23		3,002	3,024,515
5.13%, 2/15/25		1,170	1,161,225
Virgin Media Secured Finance PLC:
5.38%, 4/15/21 (b)		1,152	1,198,080
5.50%, 8/15/26 (b)		320	323,200

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2016	9

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds	Par (000)		Value
Media (continued)
Virgin Media Secured Finance PLC (continued):
4.88%, 1/15/27	GBP	100	$137,050
6.25%, 3/28/29		453	658,563
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (b)	USD	1,300	1,339,000
Wind Acquisition Finance SA, 7.00%, 4/23/21	EUR	100	106,814
Ziggo Bond Finance BV:
4.63%, 1/15/25		168	182,719
5.88%, 1/15/25 (b)	USD	1,095	1,084,050

			59,654,196
Metals & Mining — 3.6%
Alcoa, Inc.:
6.15%, 8/15/20		1,395	1,498,753
5.13%, 10/01/24		1,371	1,322,590
Anglo American Capital PLC, 3.50%, 3/28/22	EUR	100	102,265
ArcelorMittal:
6.13%, 6/01/18	USD	592	617,900
7.25%, 2/25/22		61	63,745
7.75%, 3/01/41		390	358,800
Constellium NV (b):
8.00%, 1/15/23		2,600	2,275,000
5.75%, 5/15/24		1,175	916,500
First Quantum Minerals Ltd. (b):
7.00%, 2/15/21		145	114,459
7.25%, 5/15/22		435	332,775
FMG Resources August 2006 Property Ltd., 9.75%, 3/01/22 (b)		553	588,945
Freeport-McMoRan, Inc.:
2.38%, 3/15/18		2,868	2,781,960
3.10%, 3/15/20		430	392,106
4.00%, 11/14/21		175	151,813
3.55%, 3/01/22		882	738,675
3.88%, 3/15/23		2,057	1,691,882
5.40%, 11/14/34		1,271	962,782
5.45%, 3/15/43		377	284,518
Glencore Finance Europe SA, 4.63%, 4/03/18	EUR	100	117,396
Joseph T Ryerson & Son, Inc., 11.00%, 5/15/22 (b)	USD	482	495,255
Kaiser Aluminum Corp., 8.25%, 6/01/20		550	572,687
Novelis, Inc.:
8.38%, 12/15/17		215	219,838
8.75%, 12/15/20		4,371	4,534,912
Steel Dynamics, Inc.:
5.13%, 10/01/21		790	805,310
6.38%, 8/15/22		595	624,750

Corporate Bonds	Par (000)		Value
Metals & Mining (continued)
Steel Dynamics, Inc. (continued):
5.25%, 4/15/23	USD	295	$302,611
5.50%, 10/01/24		138	141,823
Teck Resources Ltd.:
2.50%, 2/01/18		559	563,193
3.00%, 3/01/19		620	593,650
3.75%, 2/01/23		213	154,958
Teck Resources, Ltd. (b)(e):
8.00%, 6/01/21		513	523,260
8.50%, 6/01/24		504	516,600
United States Steel Corp., 8.38%, 7/01/21 (b)		624	644,280
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (b)		820	752,350

			26,758,341
Multiline Retail — 0.1%
Hema Bondco I BV, 6.25%, 6/15/19	EUR	100	86,460
Neiman Marcus Group Ltd. (b):
8.00%, 10/15/21	USD	1,035	781,425
(8.75% Cash or 9.50% PIK), 8.75%, 10/15/21 (f)		150	105,375

			973,260
Offshore Drilling & Other Services — 0.0%
Sensata Technologies BV, 5.63%, 11/01/24 (b)		220	230,450
Oil, Gas & Consumable Fuels — 6.4%
Alberta Energy Co. Ltd., 7.38%, 11/01/31		143	137,084
California Resources Corp., 8.00%, 12/15/22 (b)		1,362	994,260
Cenovus Energy, Inc.:
5.70%, 10/15/19		89	91,059
3.00%, 8/15/22		72	64,094
3.80%, 9/15/23		195	173,959
6.75%, 11/15/39		317	304,618
5.20%, 9/15/43		60	47,454
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24 (b)		912	934,800
Chesapeake Energy Corp.:
3.88%, 4/15/19 (d)		1,097	805,609
8.00%, 12/15/22 (b)		530	426,650
Concho Resources, Inc., 6.50%, 1/15/22		172	177,590
CONSOL Energy, Inc.:
5.88%, 4/15/22		3,515	2,864,725
8.00%, 4/01/23		120	103,200
Continental Resources, Inc.:
5.00%, 9/15/22		249	235,305
4.50%, 4/15/23		321	292,311

10	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Continental Resources, Inc. (continued):
3.80%, 6/01/24	USD	1,350	$1,177,875
4.90%, 6/01/44		105	86,363
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 4/01/23 (b)		90	84,150
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (b)		740	765,900
Denbury Resources, Inc., 9.00%, 5/15/21 (b)		538	529,257
Encana Corp.:
3.90%, 11/15/21		288	256,320
6.50%, 8/15/34		382	338,425
6.63%, 8/15/37		226	199,043
6.50%, 2/01/38		1,048	925,918
5.15%, 11/15/41		454	333,852
Energy Transfer Equity LP:
7.50%, 10/15/20		200	204,000
5.88%, 1/15/24		1,078	999,845
5.50%, 6/01/27		380	329,650
Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas, Inc.:
6.50%, 11/15/20		323	310,080
6.63%, 5/01/21		325	307,937
Genesis Energy LP / Genesis Energy Finance Corp., 5.63%, 6/15/24		85	76,288
Gulfport Energy Corp.:
7.75%, 11/01/20		422	428,330
6.63%, 5/01/23		60	58,950
Hilcorp Energy I LP/Hilcorp Finance Co. (b):
7.63%, 4/15/21		125	129,063
5.00%, 12/01/24		461	437,950
Marathon Oil Corp., 5.20%, 6/01/45		570	478,798
MEG Energy Corp. (b):
6.50%, 3/15/21		2,599	2,046,712
6.38%, 1/30/23		29	22,185
7.00%, 3/31/24		724	557,480
Memorial Resource Development Corp., 5.88%, 7/01/22		997	993,261
NGPL PipeCo LLC (b):
7.12%, 12/15/17		4,303	4,502,014
9.63%, 6/01/19		435	455,662
7.77%, 12/15/37		262	257,415
Noble Energy, Inc., 5.63%, 5/01/21		248	257,931
PDC Energy, Inc., 7.75%, 10/15/22		510	532,950

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
QEP Resources, Inc.:
6.88%, 3/01/21	USD	52	$52,260
5.25%, 5/01/23		95	87,400
Range Resources Corp.:
5.75%, 6/01/21		277	269,383
5.00%, 8/15/22		10	9,388
5.00%, 3/15/23		555	516,150
Rockies Express Pipeline LLC (b):
6.85%, 7/15/18		99	102,960
6.00%, 1/15/19		26	26,975
5.63%, 4/15/20		140	142,450
6.88%, 4/15/40		64	62,400
RSP Permian, Inc., 6.63%, 10/01/22		356	367,570
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		625	638,281
6.25%, 3/15/22		104	106,340
5.63%, 4/15/23		5,633	5,689,330
5.75%, 5/15/24		762	765,810
5.63%, 3/01/25		208	208,000
Sabine Pass LNG LP, 7.50%, 11/30/16		2,500	2,556,250
Sanchez Energy Corp.:
7.75%, 6/15/21		672	514,080
6.13%, 1/15/23		1,236	889,920
Seven Generations Energy Ltd. (b):
8.25%, 5/15/20		1,580	1,651,100
6.75%, 5/01/23		210	213,150
SM Energy Co.:
6.13%, 11/15/22		802	733,830
5.00%, 1/15/24		931	796,107
Southwestern Energy Co.:
3.30%, 1/23/18		809	780,685
7.50%, 2/01/18		210	211,050
4.10%, 3/15/22		90	73,350
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.38%, 8/01/22		120	119,100
Tesoro Logistics LP / Tesoro Logistics Finance Corp.:
6.25%, 10/15/22		833	860,072
6.38%, 5/01/24		198	203,940
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.13%, 10/15/21		81	83,633
Vantage Drilling International, 10.00%, 12/31/20		5	—
Weatherford International LLC:
6.35%, 6/15/17		305	308,050
6.80%, 6/15/37		117	78,390
Weatherford International Ltd.:
6.00%, 3/15/18		516	508,260
5.13%, 9/15/20		340	275,400

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2016	11

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Weatherford International Ltd. (continued):
4.50%, 4/15/22	USD	219	$169,725
6.50%, 8/01/36		145	93,888
5.95%, 4/15/42		148	94,350
Whiting Petroleum Corp.:
5.00%, 3/15/19		101	90,900
5.75%, 3/15/21		390	330,525
6.25%, 4/01/23		91	75,075
Williams Cos., Inc., 4.55%, 6/24/24		494	431,015
WPX Energy, Inc.:
5.25%, 1/15/17		70	69,825
7.50%, 8/01/20		115	112,700
6.00%, 1/15/22		588	529,200
8.25%, 8/01/23		400	391,000

			48,025,589
Paper & Forest Products — 0.0%
International Paper Co., 7.30%, 11/15/39		5	6,409
Pharmaceuticals — 1.5%
Capsugel SA, (7.00% Cash or 7.75% PIK), 7.00%, 5/15/19 (b)(f)		132	132,495
Endo Finance LLC/Endo Finco, Inc., 6.00%, 2/01/25 (b)		223	193,453
Ephios Bondco PLC, 6.25%, 7/01/22	EUR	100	117,106
Ephios Holdco II PLC, 8.25%, 7/01/23		100	113,768
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22	USD	937	958,082
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (b)		1,763	1,800,023
NBTY, Inc., 7.63%, 5/15/21 (b)		1,159	1,182,180
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (b)		961	939,378
5.38%, 3/15/20 (b)		35	30,888
7.00%, 10/01/20 (b)		1,766	1,593,815
6.38%, 10/15/20 (b)		197	175,330
7.50%, 7/15/21 (b)		2,026	1,833,530
5.63%, 12/01/21 (b)		568	479,960
7.25%, 7/15/22 (b)		1,010	884,255
4.50%, 5/15/23	EUR	300	256,188
5.88%, 5/15/23 (b)	USD	94	79,195
6.13%, 4/15/25 (b)		220	183,975

			10,953,621

Corporate Bonds	Par (000)		Value
Real Estate — 0.0%
Tesco Property Finance 4 PLC, 5.80%, 10/13/40	GBP	99	$129,142
Real Estate Investment Trusts (REITs) — 0.2%
Corrections Corp. of America, 4.63%, 5/01/23	USD	36	36,540
Felcor Lodging LP, 5.63%, 3/01/23		377	384,540
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21		513	531,267
iStar Financial, Inc.:
4.00%, 11/01/17		535	532,967
5.00%, 7/01/19		375	356,250

			1,841,564
Real Estate Management & Development — 0.4%
Realogy Group LLC/Realogy Co-Issuer Corp. (b):
4.50%, 4/15/19		801	825,030
5.25%, 12/01/21		1,178	1,219,230
4.88%, 6/01/23		883	875,274
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (b)		245	241,937

			3,161,471
Restaurants — 0.0%
Pizzaexpress Financing 2 PLC, 6.63%, 8/01/21	GBP	120	173,382
Road & Rail — 0.7%
EC Finance PLC, 5.13%, 7/15/21	EUR	215	252,080
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (b)	USD	1,338	1,331,310
Herc Spinoff Escrow Issuer LLC/Herc Spinoff Escrow Issuer Corp. (b)(e):
7.50%, 6/01/22		222	223,110
7.75%, 6/01/24		200	200,500
Hertz Corp.:
7.50%, 10/15/18		1,555	1,579,414
7.38%, 1/15/21		1,122	1,145,843
Loxam SAS, 3.50%, 5/03/23	EUR	100	112,500
United Rentals North America, Inc., 5.50%, 7/15/25	USD	17	16,681
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (b)		350	348,250

			5,209,688
Semiconductors & Semiconductor Equipment — 0.4%
NXP BV/NXP Funding LLC (b):
4.13%, 6/15/20		1,064	1,085,280
4.63%, 6/15/22		1,050	1,065,750

12	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Sensata Technologies BV, 5.00%, 10/01/25 (b)	USD	852	$854,130
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26 (b)		200	210,000

			3,215,160
Software — 0.8%
Infor Software Parent LLC/Infor Software Parent, Inc., (7.13% Cash or 7.88% PIK), 7.13%, 5/01/21 (b)(f)		623	520,136
Infor US, Inc., 6.50%, 5/15/22		1,352	1,240,460
Informatica LLC, 7.13%, 7/15/23 (b)		300	285,750
Nuance Communications, Inc., 5.38%, 8/15/20 (b)		1,270	1,290,638
PTC, Inc., 6.00%, 5/15/24		197	205,126
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (b)		1,516	1,644,860
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23		485	504,400

			5,691,370
Specialty Retail — 0.4%
L Brands, Inc., 6.88%, 11/01/35		723	762,765
New Look Secured Issuer PLC, 6.50%, 7/01/22	GBP	200	284,688
Penske Automotive Group, Inc., 5.38%, 12/01/24	USD	646	646,000
Sally Holdings LLC/Sally Capital, Inc.:
5.75%, 6/01/22		146	151,840
5.50%, 11/01/23		570	598,500
Sonic Automotive, Inc., 5.00%, 5/15/23		146	143,445
THOM Europe SAS, 7.38%, 7/15/19	EUR	285	336,528

			2,923,766
Technology Hardware, Storage & Peripherals — 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (b)(e):
4.42%, 6/15/21	USD	365	372,288
6.02%, 6/15/26		445	449,843
8.35%, 7/15/46		385	391,923

			1,214,054
Textiles, Apparel & Luxury Goods — 0.2%
BiSoho SAS, 5.88%, 5/01/23	EUR	100	114,341
Levi Strauss & Co.:
6.88%, 5/01/22	USD	405	432,168

Corporate Bonds		Par (000)	Value
Textiles, Apparel & Luxury Goods (continued)
Levi Strauss & Co. (continued):
5.00%, 5/01/25	USD	189	$189,236
PVH Corp., 4.50%, 12/15/22		122	124,135
William Carter Co., 5.25%, 8/15/21		469	485,415

			1,345,295
Tobacco — 0.0%
Altria Group, Inc., 9.95%, 11/10/38		17	30,162
Trading Companies & Distributors — 0.1%
Ashtead Capital, Inc., 5.63%, 10/01/24 (b)		320	323,200
Travis Perkins PLC, 4.50%, 9/07/23	GBP	100	143,784

			466,984
Transportation Infrastructure — 0.1%
JCH Parent, Inc., (10.50% Cash or 11.25% PIK), 10.50%, 3/15/19 (b)(f)	USD	1,189	511,278
Onorato Armatori SpA, 7.75%, 2/15/23	EUR	100	109,039

			620,317
Wireless Telecommunication Services — 2.5%
Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23	USD	430	405,275
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)		375	414,426
Digicel Group Ltd., 7.13%, 4/01/22 (b)		485	374,081
Digicel Ltd., 6.00%, 4/15/21 (b)		2,628	2,328,093
Geo Group, Inc.:
5.88%, 1/15/22		90	91,350
5.88%, 10/15/24		360	364,050
GEO Group, Inc., 6.00%, 4/15/26		295	297,950
Matterhorn Telecom SA, 3.88%, 5/01/22	EUR	100	108,644
OTE PLC, 3.50%, 7/09/20		100	111,265
SBA Communications Corp., 5.63%, 10/01/19	USD	581	602,061
Sprint Capital Corp.:
6.90%, 5/01/19		270	251,775
6.88%, 11/15/28		1,205	899,231
Sprint Communications, Inc.:
9.00%, 11/15/18 (b)		6,417	6,826,084
7.00%, 8/15/20		540	461,981
Sprint Corp.:
7.13%, 6/15/24		1,591	1,197,227
7.63%, 2/15/25		115	86,502

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2016	13

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc.:
6.63%, 4/28/21	USD	390	$409,988
6.13%, 1/15/22		81	85,455
6.73%, 4/28/22		295	309,381
6.00%, 3/01/23		653	680,752
6.84%, 4/28/23		85	89,994
6.50%, 1/15/24		584	619,770
6.38%, 3/01/25		535	560,412
6.50%, 1/15/26		926	979,245
Wind Acquisition Finance SA, 4.00%, 7/15/20	EUR	168	185,757

			18,740,749
Total Corporate Bonds — 57.4%			427,548,929

Floating Rate Loan Interests (d)
Aerospace & Defense — 0.6%
BE Aerospace, Inc., 2014 Term Loan B, 4.00%, 12/16/21	USD	1,426	1,431,384
Engility Corp., 2nd Lien Term Loan, 12.00%, 5/30/21		815	809,072
Transdigm, Inc.:
2015 Term Loan E, 3.50%, 5/14/22		697	693,503
Term Loan C, 3.75%, 2/28/20		980	979,632
Term Loan D, 3.75%, 6/04/21		835	834,499

			4,748,090
Air Freight & Logistics — 0.5%
CEVA Group PLC, Synthetic LC, 6.50%, 3/19/21		982	836,137
CEVA Intercompany BV, Dutch Term Loan, 6.50%, 3/19/21		1,014	864,108
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		156	132,542
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, 3/19/21		1,399	1,191,874
XPO Logistics, Inc., Term Loan, 5.50%, 11/01/21		918	924,583

			3,949,244
Airlines — 0.6%
Delta Air Lines, Inc., 2018 Term Loan B1, 3.25%, 10/18/18		2,915	2,921,836
Northwest Airlines, Inc.:
2.75%, 3/10/17		164	162,800
2.13%, 9/10/18		377	366,714

Floating Rate Loan Interests (d)		Par (000)	Value
Airlines (continued)
US Airways Group, Inc., Term Loan B1, 3.50%, 5/23/19	USD	1,251	$1,251,613

			4,702,963
Auto Components — 1.5%
Autoparts Holdings Ltd.:
1st Lien Term Loan, 7.00%, 7/29/17		1,984	1,831,563
2nd Lien Term Loan, 11.00%, 1/29/18		1,890	1,448,213
Dayco Products LLC, Term Loan B, 5.25%, 12/12/19		963	948,648
FPC Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/19/19		1,471	1,264,968
Gates Global, Inc., Term Loan B, 4.25%, 7/06/21		5,197	5,023,023
Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 3.75%, 4/30/19		602	602,187
Schaeffler AG, Term Loan B, 4.25%, 5/15/20		275	276,274

			11,394,876
Banks — 0.1%
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 4.50%, 12/03/20		591	590,157
2nd Lien Term Loan, 8.25%, 6/03/21		376	352,504

			942,661
Building Materials — 0.3%
USAGM HoldCo LLC:
2015 2nd Lien Term Loan, 9.50%, 7/28/23		895	809,975
2015 Term Loan, 4.75%, 7/28/22		1,667	1,622,317

			2,432,292
Building Products — 2.0%
Continental Building Products LLC, 1st Lien Term Loan, 4.00%, 8/28/20		1,513	1,489,833
CPG International, Inc., Term Loan, 4.75%, 9/30/20		3,940	3,929,868
GYP Holdings III Corp., 1st Lien Term Loan, 4.75%, 4/01/21		1,390	1,364,713
Jeld-Wen, Inc., Term Loan B, 5.25%, 10/15/21		2,173	2,178,844
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		1,852	1,850,786
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, 9/28/20		1,197	1,199,611

14	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Floating Rate Loan Interests (d)		Par (000)	Value
Building Products (continued)
Wilsonart LLC:
Incremental Term Loan B2, 4.00%, 10/31/19	USD	406	$404,985
Term Loan B, 4.00%, 10/31/19		2,254	2,250,514

			14,669,154
Capital Markets — 0.3%
Affinion Group, Inc., Term Loan B, 6.75%, 4/30/18		428	390,497
American Capital Holdings, Inc., 2017 Term Loan, 3.50%, 8/22/17		651	649,874
RPI Finance Trust, Term Loan B4, 3.50%, 11/09/20		1,386	1,390,580

			2,430,951
Chemicals — 1.9%
Allnex (Luxembourg) & Cy SCA, Term Loan B1, 4.50%, 10/03/19		237	235,758
Allnex USA, Inc., Term Loan B2, 4.50%, 10/03/19		123	122,323
Axalta Coating Systems US Holdings, Inc., Term Loan, 3.75%, 2/01/20		2,636	2,640,435
CeramTec Acquisition Corp., Term Loan B2, 4.25%, 8/30/20		72	72,211
Ineos US Finance LLC, 6 Year Term Loan, 3.75%, 5/04/18		1,002	1,000,349
MacDermid, Inc.:
1st Lien Term Loan, 5.50%, 6/07/20		2,347	2,338,742
Term Loan B3, 5.50%, 6/07/20		577	575,415
OXEA Finance LLC, Term Loan B2, 4.25%, 1/15/20		1,458	1,434,551
PQ Corp., Term Loan, 5.75%, 11/04/22		700	705,642
Royal Holdings, Inc.:
2015 1st Lien Term Loan, 4.50%, 6/19/22		516	515,713
2015 2nd Lien Term Loan, 8.50%, 6/19/23		655	621,706
Solenis International LP:
1st Lien Term Loan, 4.25%, 7/31/21		1,174	1,163,693
2nd Lien Term Loan, 7.75%, 7/31/22		1,915	1,730,681

Floating Rate Loan Interests (d)		Par (000)	Value
Chemicals (continued)
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20	USD	652	$647,820

			13,805,039
Commercial Services & Supplies — 3.1%
ADS Waste Holdings, Inc., Term Loan B2, 3.75%, 10/09/19		2,503	2,496,915
ARAMARK Corp.:
Term Loan E, 3.25%, 9/07/19		1,988	1,992,169
Term Loan F, 3.25%, 2/24/21		1,202	1,203,110
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		1,971	1,915,468
Catalent Pharma Solutions, Inc., Term Loan B, 4.25%, 5/20/21		2,078	2,082,319
Connolly Corp.:
1st Lien Term Loan, 4.50%, 5/14/21		1,998	1,994,764
2nd Lien Term Loan, 8.00%, 5/14/22		2,125	2,066,563
GCA Services Group, Inc., 2016 Term Loan, 5.75%, 3/01/23		1,270	1,277,150
KAR Auction Services, Inc., Term Loan B3, 4.25%, 3/09/23		910	915,305
Koosharem LLC, Exit Term Loan, 7.50%, 5/16/20		1,885	1,560,229
Livingston International, Inc., 1st Lien Term Loan, 5.00%, 4/18/19		836	779,896
Prime Security Services Borrower LLC, 2016 Incremental Term Loan B1, 5.50%, 5/02/22		800	807,336
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		2,225	2,190,722
Waste Industries USA, Inc., Term Loan B, 4.25%, 2/27/20		650	652,688
West Corp., Term Loan B10, 3.25%, 6/30/18		1,178	1,177,118

			23,111,752
Communications Equipment — 1.2%
Applied Systems, Inc.:
1st Lien Term Loan, 4.25%, 1/25/21		573	572,196
2nd Lien Term Loan, 7.50%, 1/24/22		534	530,320
Avaya, Inc., Term Loan B7, 6.25%, 5/29/20		943	687,013
CommScope, Inc., Term Loan B5, 3.83%, 12/29/22		552	553,147
Riverbed Technology, Inc., 2016 Term Loan, 5.75%, 4/24/22		289	290,131

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2016	15

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Floating Rate Loan Interests (d)		Par (000)	Value
Communications Equipment (continued)
Telesat Canada:
Term Loan A, 3.00%, 3/28/17	CAD	1,874	$1,421,822
Term Loan B2, 3.50%, 3/28/19	USD	524	523,158
Zayo Group LLC, Term Loan B, 3.75%, 5/06/21		4,338	4,341,587

			8,919,374
Construction & Engineering — 0.2%
AECOM Technology Corp., 2014 Term Loan B, 3.75%, 10/15/21		506	507,810
CNT Holdings III Corp, Term Loan B, 5.25%, 1/22/23		650	653,659

			1,161,469
Construction Materials — 0.4%
Filtration Group Corp., 1st Lien Term Loan, 4.25%, 11/21/20		1,111	1,110,977
HD Supply, Inc., 2015 Term Loan B, 3.75%, 8/13/21		1,965	1,966,599

			3,077,576
Containers & Packaging — 0.8%
Ardagh Holdings USA, Inc., Incremental Term Loan, 4.00%, 12/17/19		427	427,517
Berry Plastics Holding Corp.:
Term Loan E, 3.75%, 1/06/21		979	981,591
Term Loan F, 4.00%, 10/01/22		3,222	3,234,082
BWAY Holding Co., Inc., Term Loan B, 5.50%, 8/14/20		1,071	1,070,700

			5,713,890
Distributors — 0.2%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		936	936,387
American Tire Distributors Holdings, Inc., 2015 Term Loan, 5.25%, 9/01/21		297	288,369

			1,224,756
Diversified Consumer Services — 1.7%
Allied Security Holdings LLC:
1st Lien Term Loan, 4.25%, 2/12/21		2,643	2,642,639
2nd Lien Term Loan, 8.00%, 8/13/21		599	599,494
AssuredPartners, Inc., 2015 1st Lien Term Loan, 5.75%, 10/21/22		1,748	1,747,637

Floating Rate Loan Interests (d)		Par (000)	Value
Diversified Consumer Services (continued)
Bright Horizons Family Solutions, Inc.:
Incremental Term Loan B1, 4.25%, 1/30/20	USD	1,490	$1,494,391
Term Loan B, 3.75%, 1/30/20		1,519	1,525,051
ServiceMaster Co., 2014 Term Loan B, 4.25%, 7/01/21		4,946	4,964,494

			12,973,706
Diversified Financial Services — 0.4%
AlixPartners LLP, 2015 Term Loan B, 4.50%, 7/28/22		522	523,812
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.50%, 12/01/18		2,393	2,401,163
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		276	276,412

			3,201,387
Diversified Telecommunication Services — 2.1%
Hawaiian Telcom Communications, Inc., Term Loan B, 5.25%, 6/06/19		1,802	1,798,649
Integra Telecom, Inc.:
2015 1st Lien Term Loan, 5.25%, 8/14/20		1,757	1,691,888
2nd Lien Term Loan, 9.75%, 2/12/21		1,063	1,003,987
Level 3 Financing, Inc.:
2013 Term Loan B, 4.00%, 1/15/20		8,605	8,632,966
2019 Term Loan, 4.00%, 8/01/19		1,305	1,307,682
Telenet International Finance Sarl, Term Loan AD, 3.75%, 6/30/24		975	979,401

			15,414,573
Electrical Equipment — 0.3%
Texas Competitive Electric Holdings Co. LLC:
DIP Term Loan, 3.75%, 11/07/16		1,227	1,227,026
Extended Term Loan, 4.92%, 10/10/17 (a)(c)		2,375	742,188

			1,969,214
Electronic Equipment, Instruments & Components — 0.2%
CDW LLC, Term Loan, 3.25%, 4/29/20		1,388	1,389,110

16	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Floating Rate Loan Interests (d)		Par (000)	Value
Energy Equipment & Services — 0.1%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20	USD	1,078	$1,077,675
Food & Staples Retailing — 0.7%
Hostess Brands LLC:
1st Lien Term Loan, 4.50%, 8/03/22		1,234	1,237,909
2nd Lien Term Loan, 8.50%, 8/03/23		65	64,778
Rite Aid Corp.:
5.75%, 8/21/20		695	696,737
4.88%, 6/21/21		1,475	1,476,844
Supervalu, Inc., Refinancing Term Loan B, 5.50%, 3/21/19		257	256,546
US Foods, Inc., Refinancing Term Loan, 4.50%, 3/31/19		1,136	1,136,555

			4,869,369
Food Products — 1.1%
Blue Ribbon LLC, Term Loan, 5.00%, 11/13/21		1,549	1,546,866
Dole Food Co., Inc., Term Loan B, 4.50%, 11/01/18		1,585	1,579,962
Pinnacle Foods Finance LLC:
Incremental Term Loan I, 3.75%, 1/13/23		723	726,312
Term Loan G, 3.25%, 4/29/20		1,846	1,847,217
Reddy Ice Corp.:
1st Lien Term Loan, 6.75%, 5/01/19		1,810	1,592,922
2nd Lien Term Loan, 10.75%, 11/01/19		995	703,962

			7,997,241
Health Care Equipment & Supplies — 1.6%
Alere, Inc., 2015 Term Loan B, 4.25%, 6/18/22		1,574	1,568,864
Capsugel Holdings US, Inc., Term Loan B, 4.00%, 7/31/21		1,668	1,667,924
DJO Finance LLC, 2015 Term Loan, 4.25%, 6/08/20		2,675	2,619,072
Iasis Healthcare LLC, Term Loan B2, 4.50%, 5/03/18		96	95,732
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		1,541	1,462,802
National Vision, Inc., 1st Lien Term Loan, 4.00%, 3/12/21		2,701	2,667,767
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, 6/30/21		2,271	2,150,138

			12,232,299

Floating Rate Loan Interests (d)		Par (000)	Value
Health Care Management Services — 0.0%
New Millennium HoldCo, Inc., Exit Term Loan, 7.50%, 12/21/20 (a)(c)	USD	366	$274,304
Health Care Providers & Services — 4.5%
Acadia Healthcare Co., Inc., Term Loan B, 3.75%, 2/11/22		477	477,955
Air Medical Group Holdings, Inc., Term Loan B, 4.25%, 4/28/22		629	621,830
Amsurg Corp., 1st Lien Term Loan B, 3.50%, 7/16/21		1,916	1,919,195
CHG Healthcare Services Inc., Term Loan:
2016 B, 3.75%, 5/19/23		2,175	2,183,156
4.25%, 11/19/19		2,709	2,708,113
Community Health Systems, Inc.:
Term Loan F, 3.92%, 12/31/18		1,218	1,215,609
Term Loan G, 3.75%, 12/31/19		2,073	2,031,213
Term Loan H, 4.00%, 1/27/21		740	728,567
Curo Health Services LLC, 2015 1st Lien Term Loan, 6.50%, 2/07/22		1,436	1,430,117
DaVita HealthCare Partners, Inc., Term Loan B, 3.50%, 6/24/21		6,887	6,928,649
Envision Healthcare Corp., Term Loan:
4.25%, 5/25/18		1,083	1,084,097
B2, 4.50%, 10/28/22		803	805,565
MPH Acquisition Holdings LLC, Term Loan:
2016 B, 4.25%, 5/26/23		1,875	1,888,125
3.75%, 3/31/21		1,193	1,202,539
National Mentor Holdings, Inc., Term Loan B, 4.25%, 1/31/21		676	674,648
Quorum Health Corporation, Term Loan B, 6.75%, 4/29/22		525	524,507
Sterigenics-Nordion Holdings LLC, 2015 Term Loan B, 4.25%, 5/15/22		662	658,367
Surgery Center Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/03/20		980	982,213
Surgical Care Affiliates, Inc., Term Loan B, 4.25%, 3/17/22		446	444,667
Team Health, Inc., 2015 Term Loan B, 4.50%, 11/23/22		2,249	2,253,591
U.S. Renal Care, Inc., 2015 Term Loan B, 5.25%, 12/31/22		1,122	1,112,368

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2016	17

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Floating Rate Loan Interests (d)		Par (000)	Value
Health Care Providers & Services (continued)
Vizient, Inc., 1st Lien Term Loan, 6.25%, 2/13/23	USD	1,515	$1,532,998

			33,408,089
Health Care Technology — 0.3%
IMS Health, Inc., Term Loan, 3.50%, 3/17/21		2,563	2,563,161
Hotels, Restaurants & Leisure — 4.5%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21		1,586	1,535,210
2nd Lien Term Loan, 8.00%, 8/01/22		2,200	2,154,831
Boyd Gaming Corp., Term Loan B, 4.00%, 8/14/20		2,187	2,190,838
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/15/20		1,669	1,485,058
Burger King Newco Unlimited Liability Co., Term Loan B2, 3.75%, 12/10/21		4,197	4,211,142
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		8,389	8,019,557
CCM Merger, Inc., Term Loan B, 4.50%, 8/08/21		1,052	1,056,671
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		1,515	1,518,611
La Quinta Intermediate Holdings LLC, Term Loan B, 3.75%, 4/14/21		938	927,546
Las Vegas Sands LLC, Term Loan B, 3.25%, 12/19/20		1,609	1,609,969
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19		629	628,875
Term Loan B, 4.00%, 2/19/19		861	862,332
Scientific Games International, Inc.:
2014 Term Loan B1, 6.00%, 10/18/20		971	961,108
2014 Term Loan B2, 7.50%, 10/01/21		988	976,391
Station Casinos LLC, Term Loan B:
2016, 3.00%, 5/23/23		3,525	3,529,406
4.25%, 3/02/20		1,814	1,816,351

			33,483,896
Household Products — 0.4%
Bass Pro Group LLC, 2015 Term Loan, 4.00%, 6/05/20		774	760,803

Floating Rate Loan Interests (d)		Par (000)	Value
Household Products (continued)
Spectrum Brands, Inc., Term Loan, 3.50%, 6/23/22	USD	2,151	$2,159,500

			2,920,303
Independent Power and Renewable Electricity Producers — 0.8%
Calpine Construction Finance Co., LP, Term Loan B1, 3.00%, 5/03/20		799	779,775
Calpine Corp., Term Loan B6, 4.00%, 1/15/23		1,177	1,173,519
Energy Future Intermediate Holding Co. LLC, DIP Term Loan, 4.25%, 12/19/16		2,104	2,103,154
Granite Acquisition, Inc.:
Term Loan B, 5.00%, 12/19/21		1,686	1,668,127
Term Loan C, 5.00%, 12/19/21		75	74,326

			5,798,901
Industrial Conglomerates — 0.1%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		515	404,558
Insurance — 0.6%
Asurion LLC, Term Loan B1, 5.00%, 5/24/19		1,109	1,110,223
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, 3.75%, 3/01/21		1,637	1,612,051
2nd Lien Term Loan, 6.75%, 2/28/22		1,650	1,581,937

			4,304,211
Internet Software & Services — 0.3%
Go Daddy Operating Co. LLC, Term Loan B, 4.25%, 5/13/21		2,407	2,414,491
W3 Co., 2nd Lien Term Loan, 9.25%, 9/11/20		289	115,710

			2,530,201
IT Services — 2.1%
Blue Coat Holdings, Inc., 2015 Term Loan, 4.50%, 5/20/22		1,323	1,317,977
Cision US Inc., Term Loan B, 5.75%, 5/12/23		1,145	1,104,570
First Data Corp.:
2018 Term Loan, 3.94%, 9/24/18		1,935	1,934,187
2021 Extended Term Loan, 4.44%, 3/24/21		10,292	10,334,569

18	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Floating Rate Loan Interests (d)	Par (000)		Value
IT Services (continued)
Vantiv LLC, 2014 Term Loan B, 3.50%, 6/13/21	USD	1,215	$1,217,966

			15,909,269
Machinery — 0.8%
Allison Transmission, Inc., Term Loan B3, 3.50%, 8/23/19		1,095	1,097,891
Faenza Acquisition GmbH:
Term Loan B1, 4.25%, 8/30/20		665	665,431
Term Loan B3, 4.25%, 8/30/20		203	203,075
Mueller Water Products, Inc., Term Loan B, 4.00%, 11/25/21		563	564,986
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		1,566	1,556,844
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		2,057	1,852,764

			5,940,991
Media — 5.5%
Altice U.S. Finance I Corp., Extended Term Loan, 4.25%, 12/14/22		2,106	2,108,389
Cengage Learning Acquisitions, Inc., Term Loan:
1st Lien, 7.00%, 3/31/20		3,427	3,421,158
2016 B, 4.75%, 5/17/23		2,640	2,636,700
0.00%, 7/03/16 (a)(c)		2,596	—
Charter Communications Operating LLC, 2016 Term Loan I, 3.50%, 1/24/23		4,610	4,628,578
Clear Channel Communications, Inc., Term Loan D, 7.20%, 1/30/19		3,467	2,654,559
CSC Holdings LLC, Term Loan B, 2.95%, 4/17/20		1,103	1,110,125
Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 4.00%, 5/31/21		1,676	1,653,594
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		1,191	1,094,813
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.50%, 8/16/20		609	610,137
Media General, Inc., Term Loan B, 4.00%, 7/31/20		541	541,114
Neptune Finco Corp., 2015 Term Loan B, 5.00%, 10/09/22		3,310	3,334,130
Numericable U.S. LLC:
Term Loan B6, 4.75%, 2/10/23		1,277	1,278,396

Floating Rate Loan Interests (d)	Par (000)		Value
Media (continued)
Numericable U.S. LLC (continued):
Term Loan B7, 5.00%, 1/15/24	USD	2,120	$2,125,300
SBA Senior Finance II LLC, Term Loan B1, 3.25%, 3/24/21		1,940	1,938,012
Tribune Media Co., Term Loan, 3.75%, 12/27/20		2,574	2,577,908
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		4,382	4,379,131
Virgin Media Investment Holdings Ltd., Term Loan F, 3.65%, 6/30/23		687	687,021
Ziggo Financing Partnership:
Term Loan B1, 3.65%, 1/15/22		1,561	1,559,055
Term Loan B2A, 3.65%, 1/15/22		1,023	1,021,660
Term Loan B3, 3.60%, 1/15/22		1,682	1,680,267

			41,040,047
Metals & Mining — 0.3%
Ameriforge Group, Inc., 2nd Lien Term Loan, 8.75%, 12/19/20		530	71,550
Novelis, Inc., 2015 Term Loan B, 4.00%, 6/02/22		2,254	2,245,901

			2,317,451
Multiline Retail — 1.0%
BJ’s Wholesale Club, Inc.:
1st Lien Term Loan, 4.50%, 9/26/19		2,236	2,224,805
2nd Lien Term Loan, 8.50%, 3/26/20		781	753,588
Dollar Tree, Inc., Term Loan B1, 3.50%, 7/06/22		1,971	1,980,497
Hudson’s Bay Co., 2015 Term Loan B, 4.75%, 9/30/22		882	882,118
Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20		1,568	1,435,628

			7,276,636
Oil, Gas & Consumable Fuels — 1.7%
California Resources Corp., Term Loan A, 2.00%, 10/01/19		398	364,668
CITGO Holding, Inc., 2015 Term Loan B, 9.50%, 5/12/18		831	834,072
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21		1,684	735,461
EP Energy LLC, Term Loan B3, 2.75%, 5/24/18		710	574,827
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		3,954	3,518,942

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2016	19

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Floating Rate Loan Interests (d)	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Panda Patriot LLC, Term Loan B1, 6.75%, 12/19/20	USD	2,050	$1,906,500
Power Buyer LLC, 2nd Lien Term Loan, 8.25%, 11/06/20		200	192,000
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/21		1,225	1,041,372
Seventy Seven Operating LLC, Term Loan B, 3.75%, 6/25/21 (a)(c)		188	157,901
Southcross Energy Partners LP, 1st Lien Term Loan, 5.25%, 8/04/21		71	56,801
Southcross Holdings Borrower LP, Exit Term Loan B, 3.50%, 4/13/23		83	66,748
Veresen Midstream Limited Partnership, Term Loan B1, 5.25%, 3/31/22		1,890	1,779,867
WTG Holdings III Corp., 1st Lien Term Loan, 4.75%, 1/15/21		1,188	1,184,693

			12,413,852
Personal Products — 0.3%
NBTY, Inc., Term Loan B, 5.00%, 5/05/23		885	889,868
Prestige Brands, Inc., Term Loan B3, 3.51%, 9/03/21		1,059	1,061,323

			1,951,191
Pharmaceuticals — 2.9%
Akorn, Inc., Term Loan B, 5.25%, 4/16/21		1,349	1,356,158
DPx Holdings BV, 2014 Incremental Term Loan, 4.25%, 3/11/21		2,329	2,289,836
Endo Luxembourg Finance Co. I Sarl, 2015 Term Loan B, 3.75%, 9/26/22		2,928	2,885,826
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.45%, 2/27/21		3,704	3,712,105
Jaguar Holding Co. II, 2015 Term Loan B, 4.25%, 8/18/22		4,153	4,156,225
Valeant Pharmaceuticals International, Inc.:
Series C2 Term Loan B, 4.75%, 12/11/19		1,025	1,010,667
Series D2 Term Loan B, 4.50%, 2/13/19		1,505	1,484,403
Series E Term Loan B, 4.75%, 8/05/20		1,476	1,452,455

Floating Rate Loan Interests (d)	Par (000)		Value
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc. (continued):
Series F1 Term Loan B, 5.00%, 4/01/22	USD	3,416	$3,370,981

			21,718,656
Professional Services — 2.3%
Acosta Holdco, Inc., 2015 Term Loan, 4.25%, 9/26/21		1,342	1,333,938
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21		1,808	1,800,316
2014 2nd Lien Term Loan, 7.50%, 7/25/22		1,870	1,781,175
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		3,448	3,444,110
ON Assignment, Inc., 2015 Term Loan, 3.75%, 6/03/22		2,093	2,096,326
SIRVA Worldwide, Inc., Term Loan, 7.50%, 3/27/19		1,110	1,052,178
TransUnion LLC, Term Loan B2, 3.50%, 4/09/21		5,591	5,589,335

			17,097,378
Real Estate Investment Trusts (REITs) — 0.4%
Communications Sales & Leasing, Inc., Term Loan B, 5.00%, 10/24/22		466	462,832
MGM Growth Properties LLC, 2016 Term Loan B, 4.00%, 4/25/23		2,140	2,152,990

			2,615,822
Real Estate Management & Development — 1.1%
CityCenter Holdings LLC, Term Loan B, 4.25%, 10/16/20		1,158	1,160,644
DTZ U.S. Borrower LLC, 2015 1st Lien Term Loan, 4.25%, 11/04/21		2,079	2,072,364
Realogy Corp.:
Extended Letter of Credit, 2.43%, 10/16/16		626	618,366
Term Loan B, 3.75%, 3/05/20		4,300	4,307,100

			8,158,474
Road & Rail — 0.2%
Road Infrastructure Investment LLC:
1st Lien Term Loan, 4.25%, 3/31/21		606	600,759

20	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Floating Rate Loan Interests (d)	Par (000)		Value
Road & Rail (continued)
Road Infrastructure Investment LLC (continued):
2nd Lien Term Loan, 7.75%, 9/30/21	USD	1,175	$1,157,375

			1,758,134
Semiconductors & Semiconductor Equipment — 1.7%
Avago Technologies Cayman Ltd., 2016 Term Loan B1, 4.25%, 2/01/23		9,425	9,447,526
Microsemi Corp., 2015 Term Loan B, 5.25%, 1/15/23		704	710,490
NXP BV, 2015 Term Loan B, 3.75%, 12/07/20		1,995	2,000,434
ON Semiconductor Corp., Term Loan B, 5.25%, 3/31/23		430	432,778

			12,591,228
Software — 2.6%
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		2,273	2,226,276
Informatica Corp., Term Loan, 4.50%, 8/05/22		2,779	2,744,493
IQOR US, Inc., Term Loan B, 6.00%, 4/01/21		711	583,190
Kronos, Inc.:
2nd Lien Term Loan, 9.75%, 4/30/20		1,951	1,990,334
Initial Incremental Term Loan, 4.50%, 10/30/19		1,140	1,140,749
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/13/20		1,998	1,983,917
2nd Lien Term Loan, 8.50%, 10/11/21		1,250	1,154,162
SolarWinds, Inc., Term Loan, 6.50%, 2/03/23		2,500	2,499,225
Solera Holdings, Inc., Term Loan B, 5.75%, 3/03/23		1,020	1,025,528
Sophia LP, 2015 Term Loan B, 4.75%, 9/30/22		597	596,504
SS&C Technologies, Inc.:
2015 Term Loan B1, 4.01%, 7/08/22		2,781	2,789,802
2015 Term Loan B2, 4.02%, 7/08/22		382	383,514

			19,117,694
Specialty Retail — 1.4%
Leslie’s Poolmart, Inc., Term Loan, 4.25%, 10/16/19		704	704,474

Floating Rate Loan Interests (d)	Par (000)		Value
Specialty Retail (continued)
Michaels Stores, Inc.:
Incremental 2014 Term Loan B2, 4.00%, 1/28/20	USD	1,697	$1,701,239
Term Loan B, 3.75%, 1/28/20		1,598	1,600,106
Party City Holdings, Inc., 2015 Term Loan B, 4.25%, 8/19/22		3,489	3,478,265
Petco Animal Supplies, Inc., 2016 Term Loan B1, 5.75%, 1/26/23		1,630	1,640,083
PetSmart, Inc., Term Loan B, 4.25%, 3/11/22		702	701,714
Things Remembered, Inc., Term Loan B, 0.00%, 5/24/18 (a)(c)		1,916	526,819

			10,352,700
Technology Hardware, Storage & Peripherals — 0.3%
Dell International LLC, Term Loan B2, 4.00%, 4/29/20		1,984	1,984,705
Textiles, Apparel & Luxury Goods — 0.3%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		2,513	2,475,368
Thrifts & Mortgage Finance — 0.2%
IG Investment Holdings LLC, Term Loan B, 6.00%, 10/29/21		1,498	1,491,826
Trading Companies & Distributors — 0.1%
Beacon Roofing Supply, Inc., Term Loan B, 4.00%, 10/01/22		587	587,995
Nexeo Solutions LLC, 2016 Term Loan, 4.50%, 5/05/23		245	245,154

			833,149
Wireless Telecommunication Services — 1.6%
LTS Buyer LLC, 1st Lien Term Loan, 4.00%, 4/13/20		2,308	2,300,592
New Lightsquared LLC, PIK Exit Term Loan (9.75% PIK), 9.75%, 6/15/20 (f)		8,282	7,619,515
T-Mobile USA, Inc., Term Loan B, 3.50%, 11/09/22		2,085	2,097,554

			12,017,661
Total Floating Rate Loan Interests — 60.2%			448,158,517

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2016	21

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Investment Companies — 3.0%		Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF (j)		267,180	$22,338,920

Non-Agency Mortgage-Backed Securities — 0.2%		Par (000)
Collateralized Mortgage Obligations — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.60%, 11/05/30 (b)(d)	USD	1,263	1,265,780

Other Interests (k)		Beneficial Interest (000)
Auto Components — 0.0%
Intermet Liquidating Trust, Class A		1,154	12
Household Durables — 0.4%
Stanley Martin, Class B Membership Units (l)		2	2,745,000
Total Other Interests — 0.4%			2,745,012

Preferred Securities
Capital Trusts		Par (000)
ABN AMRO Bank NV, 5.75% (d)(i)		200	214,768
Banco Bilbao Vizcaya Argentaria SA, 6.75% (d)(i)		200	204,728
Banco Popular Espanol SA, 8.25% (d)(i)		200	195,159
Banco Santander SA, Series ., 6.25% (d)(i)		200	198,608
Bank of Ireland, 7.38% (d)(i)		200	217,913
BNP Paribas SA, 7.38% (b)(d)(i)		400	399,000
Cooperatieve Rabobank UA, 6.63% (d)(i)		200	227,002
Credit Agricole SA, 6.50% (d)(i)		100	109,457
Enel SpA, 6.50% (d)(i)		100	120,450
Gas Natural Fenosa Finance BV, 3.38% (d)(i)		200	199,106
HBOS Capital Funding LP, 6.85% (i)		100	101,750
HSBC Holdings PLC, 6.88% (d)(e)(i)		200	201,500
Intesa Sanpaolo SpA, 7.00% (d)(i)		400	430,596
Orange SA, 4.00% (d)(i)		250	281,840
Santander UK Group Holdings PLC, 7.38% (d)(i)		200	280,618
Telefonica Europe BV, 4.20% (d)(i)		200	222,541

Capital Trusts		Par (000)	Value
Telefonica Europe BV, 5.00% (d)(i)	USD	100	$112,943
TOTAL SA, 3.88% (d)(i)		100	114,580
UBS Group AG, 5.75% (d)(i)		200	226,424
UBS Group AG, 7.00% (d)(i)		200	208,500
Total Capital Trusts — 0.6%			4,267,483

Preferred Stock		Shares
Capital Markets — 0.0%
Goldman Sachs Group, Inc., Series J, 0.00% (d)(i)		13,550	350,945

Trust Preferred
Diversified Financial Services — 0.2%
GMAC Capital Trust I, Series 2, 2/15/40, 8.13% (d)		59,219	1,478,921
Total Preferred Securities — 0.8%			6,097,349

Warrants
Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27) (a)		3,049	7,828
Total Long-Term Investments (Cost — $974,223,313) — 124.8%			929,467,480

Short-Term Securities — 0.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.39% (j)(m)		743,708	743,708
Total Short-Term Securities (Cost — $743,708) — 0.1%			743,708
Options Purchased (Cost — $5,867) — 0.0%			—
Total Investments (Cost — $974,972,888*) — 124.9%			930,211,188
Liabilities in Excess of Other Assets — (24.9)%			(185,555,633)

Net Assets — 100.0%			$744,655,555

22	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

*	As of May 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$980,605,506

Gross unrealized appreciation	$13,161,295
Gross unrealized depreciation	(63,555,613)

Net unrealized depreciation	$(50,394,318)

Notes to Consolidated Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Variable rate security. Rate as of period end.

(e)	When-issued security.

(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(g)	Zero-coupon bond.

(h)	Convertible security.

(i)	Perpetual security with no stated maturity date.

(j)	During the period ended May 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at February 28, 2016	Shares Purchased	Shares Sold	Shares Held at May 31, 2016	Value at May 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,011,655	—	(4,267,947)[1]	743,708	$743,708	$733
iShares iBoxx $ High Yield Corporate Bond ETF	267,180	—	—	267,180	$22,338,920	$315,246
Total					$23,082,628	$315,979

[1] Represents net shares sold.

(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(l)	All or a portion of security is held by a wholly owned subsidiary.

(m)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(2)	10-Year U.S. Treasury Note	September 2016	USD 259,375	$(19)
(11)	German Euro BOBL Futures	June 2016	USD 1,607,980	1,215
(3)	German Euro-Bund Futures	June 2016	USD 547,324	(3,340)
Total				$(2,144)

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2016	23

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	180,000	USD	201,767	State Street Bank and Trust Co.	6/06/16	$(1,465)
EUR	353,000	USD	393,279	State Street Bank and Trust Co.	6/06/16	(465)
USD	619,504	CAD	776,000	Westpac Banking Corp.	6/06/16	27,760
USD	113,365	EUR	100,000	Bank of America N.A.	6/06/16	2,086
USD	219,097	EUR	190,000	Canadian Imperial Bank of Commerce	6/06/16	7,667
USD	45,745	EUR	40,000	Morgan Stanley & Co. International PLC	6/06/16	1,233
USD	16,007	EUR	14,000	Morgan Stanley & Co. International PLC	6/06/16	428
USD	370,487	EUR	328,000	Morgan Stanley & Co. International PLC	6/06/16	5,493
USD	13,313,395	EUR	11,647,000	Morgan Stanley & Co. International PLC	6/06/16	352,760
USD	11,386	EUR	10,000	Royal Bank of Scotland PLC	6/06/16	259
USD	109,320	EUR	96,000	Royal Bank of Scotland PLC	6/06/16	2,493
USD	317,090	EUR	280,000	Royal Bank of Scotland PLC	6/06/16	5,509
USD	57,667	EUR	50,000	Standard Chartered Bank	6/06/16	2,028
USD	200,552	EUR	175,000	State Street Bank and Trust Co.	6/06/16	5,814
USD	28,815	GBP	20,000	State Street Bank and Trust Co.	6/06/16	(153)
USD	4,256,791	GBP	2,912,000	State Street Bank and Trust Co.	6/06/16	39,130
USD	590,399	CAD	769,000	Royal Bank of Canada	7/06/16	3,992
USD	13,842,241	EUR	12,396,000	Barclays Bank PLC	7/06/16	33,382
USD	101,455	EUR	91,000	HSBC Bank PLC	7/06/16	83
USD	111,470	EUR	100,000	State Street Bank and Trust Co.	7/06/16	72
USD	4,143,079	GBP	2,829,000	Barclays Bank PLC	7/06/16	44,685
Total						$532,791

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price	Contracts	Value
Marsico Parent Superholdco LLC	Call	Goldman Sachs & Co.	12/14/2019	942.86	6	$—

Centrally Cleared Credit Default Swaps — Sell Protection

Issuer /Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)
Dow Jones CDX North America High Yield, Series 24, Version 3	5.00%	6/20/20	B+	4,670	$(154,048)
Dow Jones CDX North America High Yield, Series 25, Version 2	5.00%	12/20/20	B+	14,850	645,870
Total					$491,822

[1] Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

24	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

OTC Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation
Fiat Chrysler Automobiles NV	5.00%	Bank of America N.A.	12/20/20	BB	EUR	55	$4,447	$4,788	$(341)
Fiat Chrysler Automobiles NV	5.00%	Bank of America N.A.	12/20/20	BB	EUR	1	43	45	(2)
Fiat Chrysler Automobiles NV	5.00%	Barclays Bank PLC	6/20/21	BB	EUR	51	3,778	3,541	237
Fiat Chrysler Automobiles NV	5.00%	Citibank N.A.	6/20/21	BB	EUR	31	2,261	2,525	(264)
Fiat Chrysler Automobiles NV	5.00%	Citibank N.A.	6/20/21	BB	EUR	31	2,261	2,525	(264)
Fiat Chrysler Automobiles NV	5.00%	Citibank N.A.	6/20/21	BB	EUR	31	2,261	2,525	(264)
Fiat Chrysler Automobiles NV	5.00%	Citibank N.A.	6/20/21	BB	EUR	49	3,623	3,392	231
Fiat Industrial Finance Europe SA	5.00%	BNP Paribas S.A.	12/20/20	BB+	EUR	21	2,666	2,260	406
Total							$21,340	$21,601	$(261)

Portfolio Abbreviations

ADS	American Depositary Shares
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
DIP	Debtor-In-Possession
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PIK	Payment-In-Kind.
SGD	Singapore Dollar
USD	U.S. Dollar

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2016	25

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$17,707,508	$3,277,090	$20,984,598
Common Stocks	$39,846	188,373	92,328	320,547
Corporate Bonds	—	419,788,117	7,760,812	427,548,929
Floating Rate Loan Interests	—	423,729,662	24,428,855	448,158,517
Investment Companies	22,338,920	—	—	22,338,920
Non-Agency Mortgage-Backed Securities	—	1,265,780	—	1,265,780
Other Interests	—	—	2,745,012	2,745,012
Preferred Securities	1,829,866	4,267,483	—	6,097,349
Warrants	—	—	7,828	7,828
Short-Term Securities	743,708	—	—	743,708

Total	$24,952,340	$866,946,923	$38,311,925	$930,211,188

26	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$646,744	—	$646,744
Foreign currency exchange contracts	—	534,874	—	534,874
Interest rate contracts	$1,215	—	—	1,215
Liabilities:
Credit contracts		(155,183)	—	(155,183)
Foreign currency exchange contracts	—	(2,083)	—	(2,083)
Interest rate contracts	(3,359)	—	—	(3,359)

Total	$(2,144)	$1,024,352	—	$1,022,208

[1]    Derivative financial instruments are swaps, futures contracts and forward foreign currency contracts. Swaps, futures contracts and forward currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$936,894	—	—	$936,894
Cash pledged for centrally cleared swaps	1,074,000	—	—	1,074,000
Cash pledged for futures contracts	25,710	—	—	25,710
Foreign currency at value	16,343	—	—	16,343
Liabilities:
Bank borrowings payable	—	$(181,000,000)	—	(181,000,000)

Total	$2,052,947	$(181,000,000)	—	$(178,947,053)

During the period ended May 31, 2016, there were no transfers between levels 1 and 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset- Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Opening balance, as of February 29, 2016	$426,470	$5,724,520	$8,918,270	$26,851,447	$3,123,012	$10,056	$45,053,775
Transfers into Level 3[1]	—	—	—	12,375,503	—	—	12,375,503
Transfers out of Level 3[2]	—	(2,615,445)	(1,304,448)	(15,252,079)	—	—	(19,171,972)
Accrued discounts/premiums	—	1,601	802	19,431	—	—	21,834
Net realized gain (loss)	—	—	—	(111,324)	—	—	(111,324)
Net change in unrealized appreciation (depreciation)[3]	(343,489)	166,414	29,497	2,130,951	(195,443)	(2,228)	1,785,702
Purchases	9,347	—	116,691	71,011	—	—	197,049
Sales	—	—	—	(1,656,085)	(182,557)	—	(1,838,642)
Closing balance, as of May 31, 2016	92,328	3,277,090	7,760,812	24,428,855	2,745,012	7,828	38,311,925

Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2016[4]	(343,489)	166,414	29,497	2,029,400	(195,443)	(2,228)	1,684,151

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2016	27

Consolidated Schedule of Investments (concluded)	BlackRock Debt Strategies Fund, Inc. (DSU)

[1]    As of February 29, 2016, the Fund used significant observable inputs in determining the value of certain investments. As of May 31, 2016, the Fund used unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $12,375,503 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]    As of February 29, 2016, the Fund used significant unobservable inputs in determining the value of certain investments. As of May 31, 2016, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $19,171,972 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[4]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $27,746,322. A significant change in such third party pricing information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks[1]	$51,965	Option Pricing Model	EBITDA Multiple[2]	6.00x
			Marketability Discount[3]	20.00%
			Risk Free Rate[2]	0.78%
			Volatility[2]	31.00%
			Years to Exit[2]	1-2 Years
Corporate Bonds[1]	7,760,810	Discounted Cash Flow	Internal Rate of Return[3]	10.00% — 11.00%
		Option Pricing Model	EBITDA Multiple[2]	6.00x
			Marketability Discount[3]	20.00%
			Risk Free Rate[3]	0.78%
			Volatility[3]	31.00%
			Years to Exit[3]	1-2 Years
Other Interests and Warrants	2,752,828	Market Comparables	Tangible Book Value Multiple[2]	1.00x
		Last Dealer Mark — Adjusted	Delta Adjustment Based on Daily Movement in the Common Equity[2]	90%

Total	$10,565,603

[1]    For the period ended May 31, 2016, the valuation technique for certain investments classified as common stocks and corporate bonds changed to an Option Pricing Model. The investments were previously valued utilizing Market Comparables. An option pricing model was considered to be a more relevant measure of fair value for these investments.

[2] Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.
[3] Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

28	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Debt Strategies Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Debt Strategies Fund, Inc.

Date:	July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Debt Strategies Fund, Inc.

Date:	July 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Debt Strategies Fund, Inc.

Date:	July 22, 2016